Label	Element	Value
Pacer Aristotle Pacific Floating Rate High Income ETF | Magnetite CLO Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
Pacer Aristotle Pacific Floating Rate High Income ETF | Elmwood CLO Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%
Pacer Aristotle Pacific Floating Rate High Income ETF | Neuberger Berman CLO Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
Pacer Aristotle Pacific Floating Rate High Income ETF | Benefit Street Partners CLO Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Pacer Aristotle Pacific Floating Rate High Income ETF | OHA Credit Funding [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Pacer Aristotle Pacific Floating Rate High Income ETF | Rad CLO [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Pacer Aristotle Pacific Floating Rate High Income ETF | UKG, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Pacer Aristotle Pacific Floating Rate High Income ETF | SPX FLOW, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Pacer Aristotle Pacific Floating Rate High Income ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Pacer Aristotle Pacific Floating Rate High Income ETF | Apple Bidco LLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Pacer Aristotle Pacific Floating Rate High Income ETF | Asset Backed Securities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	31.80%
Pacer Aristotle Pacific Floating Rate High Income ETF | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.00%
Pacer Aristotle Pacific Floating Rate High Income ETF | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	16.80%
Pacer Aristotle Pacific Floating Rate High Income ETF | Information Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.00%
Pacer Aristotle Pacific Floating Rate High Income ETF | Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.40%
Pacer Aristotle Pacific Floating Rate High Income ETF | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.20%
Pacer Aristotle Pacific Floating Rate High Income ETF | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.80%
Pacer Aristotle Pacific Floating Rate High Income ETF | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.40%
Pacer Aristotle Pacific Floating Rate High Income ETF | Consumer Staples [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Pacer Aristotle Pacific Floating Rate High Income ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.00%